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                                JPMORGAN TRUST I

                              JPMORGAN EQUITY FUNDS
                          JPMorgan Capital Growth Fund
                        JPMorgan Disciplined Equity Fund
                            JPMorgan Diversified Fund
                         JPMorgan Dynamic Small Cap Fund
                         JPMorgan Growth and Income Fund
                         JPMorgan Intrepid America Fund
                        JPMorgan Intrepid Contrarian Fund
                          JPMorgan Intrepid Growth Fund
                          JPMorgan Intrepid Value Fund
                         JPMorgan Small Cap Equity Fund
                            JPMorgan U.S. Equity Fund
                          JPMorgan Value Advantage Fund
      SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED MAY 1, 2005

                              JPMORGAN EQUITY FUNDS
                          JPMorgan Mid Cap Equity Fund
                          JPMorgan Small Cap Core Fund
                        JPMorgan U.S. Small Company Fund
               SELECT CLASS SHARES PROSPECTUSES DATED MAY 1, 2005

                             JPMORGAN EQUITY FUNDS
                            JPMorgan Micro Cap Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED OCTOBER 31, 2005

                              JPMORGAN INCOME FUNDS
                               JPMorgan Bond Fund
                          JPMorgan Enhanced Income Fund
                      JPMorgan Global Strategic Income Fund
                            JPMorgan Real Return Fund
                          JPMorgan Short Term Bond Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED DECEMBER 31, 2005

                              JPMORGAN INCOME FUNDS
                       JPMorgan Emerging Markets Debt Fund
             SELECT CLASS SHARES PROSPECTUS DATED DECEMBER 31, 2005

                             JPMORGAN TAX FREE FUNDS
                     JPMorgan California Tax Free Bond Fund
                    JPMorgan Intermediate Tax Free Bond Fund
                     JPMorgan New Jersey Tax Free Bond Fund
                      JPMorgan New York Tax Free Bond Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED DECEMBER 31, 2005

                            JPMORGAN SPECIALTY FUNDS
                         JPMorgan Global Healthcare Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED FEBRUARY 19, 2005

                            JPMORGAN SPECIALTY FUNDS
                     JPMorgan U.S. Large Cap Core Plus Fund
  SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED SEPTEMBER 30, 2005

                       JPMORGAN INTERNATIONAL EQUITY FUNDS
                            JPMorgan Asia Equity Fund
                      JPMorgan Emerging Markets Equity Fund
                       JPMorgan International Equity Fund
                    JPMorgan International Opportunities Fund
                        JPMorgan International Value Fund
                         JPMorgan Intrepid European Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED FEBRUARY 19, 2005

                       JPMORGAN INTERNATIONAL EQUITY FUNDS
                  JPMorgan International Small Cap Equity Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED FEBRUARY 19, 2005

                                 TAX AWARE FUNDS
                     JPMorgan Tax Aware Enhanced Income Fund
                        JPMorgan Tax Aware U.S. Equity Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED FEBRUARY 19, 2005

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                                 TAX AWARE FUNDS
                    JPMorgan Tax Aware Large Cap Growth Fund
                     JPMorgan Tax Aware Large Cap Value Fund
                JPMorgan Tax Aware Short-Intermediate Income Fund
            SELECT CLASS SHARES PROSPECTUSES DATED FEBRUARY 19, 2005

                                 TAX AWARE FUNDS
                      JPMorgan Tax Aware Real Return Fund
      SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED AUGUST 1, 2005


                                JPMORGAN TRUST II

                              JPMORGAN EQUITY FUNDS
                    JPMorgan Diversified Mid Cap Growth Fund
                     JPMorgan Diversified Mid Cap Value Fund
                           JPMorgan Equity Income Fund
                           JPMorgan Equity Index Fund
                         JPMorgan Intrepid Mid Cap Fund
                         JPMorgan Large Cap Growth Fund
                          JPMorgan Large Cap Value Fund
                      JPMorgan Market Expansion Index Fund
                         JPMorgan Small Cap Growth Fund
                          JPMorgan Small Cap Value Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005

                             JPMORGAN INVESTOR FUNDS
                             JPMorgan Balanced Fund
                        JPMorgan Conservative Growth Fund
                          JPMorgan Growth & Income Fund
                              JPMorgan Growth Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005

                              JPMORGAN INCOME FUNDS
                             JPMorgan Core Bond Fund
                          JPMorgan Core Plus Bond Fund
                          JPMorgan Government Bond Fund
                          JPMorgan High Yield Bond Fund
                         JPMorgan Intermediate Bond Fund
                    JPMorgan Mortgage-Backed Securities Fund
                        JPMorgan Short Duration Bond Fund
                         JPMorgan Treasury & Agency Fund
                       JPMorgan Ultra Short Term Bond Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005

                          JPMORGAN MUNICIPAL BOND FUNDS
                      JPMorgan Arizona Municipal Bond Fund
                      JPMorgan Kentucky Municipal Bond Fund
                     JPMorgan Louisiana Municipal Bond Fund
                      JPMorgan Michigan Municipal Bond Fund
                         JPMorgan Municipal Income Fund
                        JPMorgan Ohio Municipal Bond Fund
                     JPMorgan Short Term Municipal Bond Fund
                          JPMorgan Tax Free Bond Fund
                   JPMorgan West Virginia Municipal Bond Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005

                            JPMORGAN SPECIALTY FUNDS
                     JPMorgan Multi-Cap Market Neutral Fund
                            JPMorgan Technology Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005

                            JPMORGAN SPECIALTY FUNDS
                         JPMorgan U.S. Real Estate Fund
      SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED MAY 1, 2005

                          JPMORGAN INTERNATIONAL FUNDS
                    JPMorgan International Equity Index Fund
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED NOVEMBER 1, 2005


                  J. P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                           JPMorgan Mid Cap Value Fund
      SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED MAY 1, 2005


                          J.P. MORGAN MUTUAL FUND GROUP
                        JPMorgan Short Term Bond Fund II
   SELECT CLASS SHARES AND CLASS A SHARES PROSPECTUSES DATED DECEMBER 31, 2005

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                        SUPPLEMENT DATED JANUARY 13, 2006
                        TO THE PROSPECTUSES AS DATED ABOVE

CHANGES TO SELECT CLASS SHARES PROSPECTUSES: The following is added before the last bullet point under "Purchasing Fund Shares -- Who can buy shares?" for all the JPMorgan Trust I Funds (except the Equity Funds, Specialty Funds, International Equity Funds, and Tax Aware Funds), the JPMorgan Trust II Funds (except the JPMorgan U.S. Real Estate Fund) and the JPMorgan Short Term Bond Fund II; the following is added before the last paragraph under "Purchasing Fund Shares - Who can buy shares?" for the JPMorgan Trust I Specialty Funds, International Equity Funds, and Tax Aware Funds; the following is added after the 1st bullet under "Purchasing Fund Shares - Who can buy shares?" for the JPMorgan U.S. Real Estate Fund; and the following is added after the 2nd paragraph under "Purchasing Fund Shares - Who can buy shares?" for the JPMorgan Trust I Equity Funds and the JPMorgan Mid Cap Value Fund:

     - Effective January 13, 2006, Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

          -    JPMorgan Funds.

          -    JPMorgan Chase and its subsidiaries and affiliates.

          See  "How do I open an account?"

The following replaces the third paragraph under "How do I open an account?" for the JPMorgan Trust I Funds (except the JPMorgan Micro Cap Fund), the JPMorgan Mid Cap Value Fund and the JPMorgan Short Term Bond Fund II; the following replaces the 4th bullet under paragraph 2 of the JPMorgan Trust II Funds; and the following is inserted after the 1st paragraph under "How do I open an account?" for the JPMorgan Micro Cap Fund:

          Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($50,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency
          Fund), provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

CHANGES TO CLASS A SHARES PROSPECTUSES: The following replaces paragraph 3 under the section entitled "Waiver of the Class A Sales Charge":

     3. Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

     -    JPMorgan Funds.

     -    JPMorgan Chase and its subsidiaries and affiliates.

          Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum

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          investment requirement ($50,000 for the Mortgage-Backed Securities
          Fund and the Treasury & Agency Fund) provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds' other share classes.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                     SUP-EMP-106